Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes
11. Income taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2025	2024	2023
Current taxes	(39,503)	(39,243)	(54,795)
Deferred taxes	8,948	(504)	21,362
Income taxes	(30,555)	(39,747)	(33,433)
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2025, 2024 and 2023.

	For the years ended December 31,
(€ thousands, except percentages)	2025	2024	2023
Profit before taxes	140,042	130,608	169,094
Theoretical income tax expense - tax rate 24%	(33,610)	(31,346)	(40,583)
Tax effect on:
Non-taxable income	4,730	4,302	11,454
Differences between foreign tax rates and the theoretical applicable tax rate	1,073	133	5,847
Tax (expense)/benefit relating to prior years	(113)	142	2,997
Deferred tax assets recognized from previous years	9,985	14,516	7,425
Deferred tax assets not recognized	(4,850)	(8,437)	(4,107)
Tax on dividends and earnings	757	(4,655)	(5,613)
Other tax items	(5,659)	(12,476)	(6,363)
Total tax expense, excluding IRAP	(27,687)	(37,821)	(28,943)
Effective tax rate, excluding IRAP	19.8%	29.0%	17.1%
Italian regional income tax expense (IRAP)	(2,868)	(1,926)	(4,490)
Total income tax	(30,555)	(39,747)	(33,433)
Effective tax rate	21.8%	30.4%	19.8%
In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense includes a presentation net of the Italian Regional Income Tax (“IRAP”), which is based on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. The applicable IRAP rate was 5.57% for the Parent Company and 3.9% for the other Italian components, for each of the years ended December 31, 2025, 2024 and 2023.
Following the enactment of new tax legislation in Italy in 2021, the previous Patent Box tax regime was replaced with a new Patent Box tax regime under which the amount of qualifying expenses are deductible by an additional 110% (for both IRES and IRAP purposes). Specific transitional rules regulate the transition from the previous Patent Box tax regime to the new regime. In the first quarter of 2024 the Group filed for the new Patent Box tax regime and started recognizing its benefit starting in 2024.
For the year ended December 31, 2025, other tax items includes €2,800 thousand recognized for uncertain tax positions (€6,600 thousand for the year ended December 31, 2024).
The Pillar Two legislative tax framework introduced by the Organisation for Economic Co-operation and Development (“OECD”), which aims to ensure large multinational corporations pay a minimum level of tax on the income arising in each of the jurisdictions where they operate, has subsequently and progressively been enacted into local tax legislation in many countries around the world. Considering that the Group’s ultimate parent Company is tax resident in Italy and the Italian tax authorities have enacted new tax legislation to implement the Pillar Two framework, the global minimum top-up tax must be applied with respect to all subsidiaries of the Group starting from January 1, 2024. The application of the Pillar Two tax rules has not had a material impact on the Group and has been limited to certain operations abroad where the Pillar Two transitional safe harbor does not apply and the Pillar Two effective tax rate is below 15 percent. The Group has applied the mandatory temporary exception for the recognition of and disclosure relating to deferred tax assets and liabilities arising from the jurisdictional implementation of the Pillar Two model rules.
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities. The accounting of assets for deferred taxes was duly adjusted to take account of the effective possibility to be realized.
Certain Italian entities of the Group participate in a group Italian tax consolidation (tax unity) under the Group’s parent company, Ermenegildo Zegna N.V., and may therefore offset taxable income against tax losses of the companies participating in the Italian tax consolidation regime.
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2024	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2025
Deferred tax assets arising on:
Employee benefits	6,568	175	52	(249)	6,546
Property, plant and equipment	6,872	(869)	—	(246)	5,757
Lease liabilities	116,599	13,165	—	(837)	128,927
Intangible assets	3,216	269	—	883	4,368
Provision for obsolete inventory	29,351	1,909	—	(402)	30,858
Elimination of intercompany margin on inventory	40,694	(540)	—	(3,161)	36,993
Provisions	2,354	3,678	—	(2,495)	3,537
Financial assets	1,706	—	(351)	296	1,651
Tax losses	50,188	(2,487)	—	3,480	51,181
Other	11,253	6,744	—	(15,098)	2,899
Deferred tax assets (prior to offsetting)	268,801	22,044	(299)	(17,829)	272,717
Offsetting of deferred tax assets	(102,772)				(108,670)
Total deferred tax assets	166,029				164,047

Deferred tax liabilities arising on:
Property, plant and equipment	1,390	1,479	—	(445)	2,424
Right-of-use assets	109,362	11,525	—	(7,439)	113,448
Intangible assets	47,100	1,121	—	411	48,632
Financial assets fair value	1,300	196	(4)	(39)	1,453
Other	21,749	(1,225)	1,254	(3,034)	18,744
Deferred tax liabilities (prior to offsetting)	180,901	13,096	1,250	(10,546)	184,701
Offsetting of deferred tax liabilities	(102,772)				(108,670)
Total deferred tax liabilities	78,129				76,031

(€ thousands)	At December 31, 2023	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2024
Deferred tax assets arising on:
Employee benefits	6,030	224	18	296	6,568
Property, plant and equipment	8,583	(1,215)	—	(496)	6,872
Lease liabilities	103,099	333	—	13,167	116,599
Intangible assets	3,379	70	—	(233)	3,216
Provision for obsolete inventory	28,959	(1,677)	—	2,069	29,351
Elimination of intercompany margin on inventory	39,701	61	—	932	40,694
Provisions	2,368	(817)	—	803	2,354
Financial assets	1,448	—	258	—	1,706
Tax losses	46,366	4,196	—	(374)	50,188
Other	7,165	(2,149)	1,214	5,023	11,253
Deferred tax assets (prior to offsetting)	247,098	(974)	1,490	21,187	268,801
Offsetting of deferred tax assets	(86,220)				(102,772)
Total deferred tax assets	160,878				166,029

Deferred tax liabilities arising on:
Property, plant and equipment	296	(414)	—	1,508	1,390
Right-of-use assets	96,615	83	—	12,664	109,362
Intangible assets	46,860	1,647	—	(1,407)	47,100
Financial assets fair value	1,817	76	(584)	(9)	1,300
Other	14,517	(1,862)	222	8,872	21,749
Deferred tax liabilities (prior to offsetting)	160,105	(470)	(362)	21,628	180,901
Offsetting of deferred tax liabilities	(86,220)				(102,772)
Total deferred tax liabilities	73,885				78,129
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans. Deferred tax assets and deferred tax liabilities of the individual companies are offset where they may be legally offset and management has the intention to settle them through netting.

The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2025	2024
Expiry within 1 year	9,793	13,462
Expiry 1-5 years	15,211	36,787
Expiry over 5 years	27,022	39,319
No expiration	227,718	177,010
Total tax losses carried forward	279,744	266,578